Annual Fund Operating Expenses - Honeytree U.S. Equity ETF - Honeytree U.S. Equity ETF Class	Jan. 31, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.64%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.64%